IMPAIRMENT - Ceiling Test (Details)	Dec. 31, 2017 $ / bbl $ / Mcf CAD / bbl CAD / Mcf CAD / $	Dec. 31, 2016 $ / bbl $ / Mcf CAD / bbl CAD / Mcf CAD / $	Dec. 31, 2015 $ / bbl $ / Mcf CAD / bbl CAD / Mcf CAD / $
Impairment
WTI Crude Oil US$/bbl (in dollars per barrel) | $ / bbl	51.34	42.75	50.28
Exchange Rate US$/CDN$ (in Canadian dollars per US dollars) | CAD / $	1.30	1.32	1.27
Edm Light Crude CDN$/bbl (in Canadian dollar per barrel) | CAD / bbl	63.57	52.26	59.38
U.S. Henry Hub Gas US$/Mcf (in dollars per Mcf) | $ / Mcf	2.98	2.49	2.58
AECO Natural Gas Spot CDN$/Mcf (in Canadian dollars per Mcf) | CAD / Mcf	2.32	2.17	2.69